Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
BORROWINGS

15. BORROWINGS

	As of December 31,
	2024	2025
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	43,005	124,580	17,815
Long-term borrowing – secured, current portion	2,888	1,474	210
Subtotal	45,893	126,054	18,025

NON-CURRENT
Long-term borrowing – secured	1,474	-	-
Subtotal	1,474	-	-

Total	47,367	126,054	18,025

Effective interest rate range of bank borrowings was 3.65% to 4.00% as of December 31, 2025.

The Group has entered into finance lease arrangements for certain property and equipment. As of December 31, 2025, the effective interest rate implicit in the finance leases was 6.04%, and the lease liabilities mature in September 2026. The finance lease liabilities are secured by the underlying leased assets.